SUPPLEMENTAL DISCLOSURES ABOUT NATURAL GAS PRODUCING ACTIVITIES - Results of Operations for Natural Gas & Condensate Producing Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Extractive Industries [Abstract]
Natural gas sales	$ 51,499	$ 30,441	$ 28,774
Operating costs	20,576	15,814	14,923
Depreciation, depletion and amortization	10,998	16,703	19,736
Impairment charge	0	81,065	0
Total operating costs and expenses	31,574	113,582	34,659
Results of operations	$ 19,925	$ (83,141)	$ (5,885)